FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
5. FINANCIAL INSTRUMENTS
The following tables illustrate the classification of the Company's recurring fair value measurements for financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2019 and December 31, 2018:

		December 31, 2019		December 31, 2018
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial Liabilities
Fair value through profit or loss
7% Convertible Debentures embedded derivative	3	5,608	5,608	4,177	4,177
Non-hedge derivative contracts	2	211	211	—	—

There were no non-recurring fair value measurements of financial instruments as at December 31, 2019.
The three levels of the fair value hierarchy are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
Level 3 - Inputs that are not based on observable market data.
The Company's policy is to recognize transfers into and transfers out of the fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer. During the year ended December 31, 2019, there were no transfers between the levels of the fair value hierarchy.
Loss/(gain) on fair value of financial instruments in the Statements of Operations and Comprehensive Loss consists of the following:

	For the Years Ended December 31,
	2019	2018
Loss/(gain) on fair value of 7% Convertible Debentures embedded derivative	$1,431	$(6,786)
Unrealized loss on non-hedge derivative contracts	211	—
	$1,642	$(6,786)

The valuation technique that is used to measure fair value is as follows:
7% Convertible Debentures embedded derivative
The debt component of the 7% Convertible Debentures is recorded at amortized cost using the effective interest rate method, and the conversion feature is classified as an embedded derivative measured at fair value through profit or loss.
The embedded derivative was valued at December 31, 2019 and December 31, 2018 using a convertible note valuation model. The significant inputs used in the convertible note valuation are as follows:

	December 31, 2019	December 31, 2018
Embedded derivative
Risk premium	5.3%	5.0%
Borrowing costs	7.5%	10.0%
Expected volatility	45.0%	45.0%
Remaining life (years)	1.6	2.6

The following table presents the changes in the 7% Convertible Debentures embedded derivative for the year ended December 31, 2019:

Fair value
Balance at December 31, 2018	$4,177
Loss on fair value of 7% Convertible Debentures embedded derivative	1,431
Balance at December 31, 2019	$5,608

If the risk premium increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related loss in the Statement of Operations would decrease by $0.1 million at December 31, 2019.
If the borrowing costs increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would decrease and the related loss in the Statement of Operations would decrease by $0.1 million at December 31, 2019.
If the expected volatility increases by 10%, the fair value of the 7% Convertible Debentures embedded derivative would increase and the related loss in the Statement of Operations would increase by $0.7 million at December 31, 2019.
Non-hedge derivative contracts
During the year ended December 31, 2019, the Company entered into costless collars consisting of puts and calls, on 50,000 ounces of gold with a floor price of $1,400 per ounce and a ceiling price of $1,750 per ounce with maturity dates ranging from October 2019 to September 2020.
The non-hedge accounted collar contracts are considered fair value through profit or loss financial instruments with fair value determined using pricing models that utilize a variety of observable inputs that are a combination of quoted prices, applicable yield curves and credit spreads. The non-hedge derivative contracts are included with accounts payable and accrued liabilities on the balance sheet.
During the year ended December 31, 2019, the Company recognized an unrealized loss of $0.2 million on the non-hedge accounted collar contracts.